ACCRUED INTEREST (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Accrued Interest	$ 44,747	$ 33,262	$ 20,905
Power Up Lending Group [Member]
Total Accrued Interest	4,266	665	0
Note payable related party [Member]
Total Accrued Interest	$ 40,481	$ 32,597	$ 20,905